Income Taxes - Narrative (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Income Tax Disclosure [Abstract]
Current Income Tax Expense (Benefit)	$ 1.0	$ 0.8	$ 1.5	$ 1.5